Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of December 31, 2024 and June 30, 2024, intangible assets, net, consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Self-developed communications platform	$2,360,644	$2,371,072
Distribution channel	890,496	894,430
Technology	1,205,595	1,210,920
Backlog	242,489	243,560
Customer relationship	1,917,992	1,926,464
Apipost data	972,696	976,993
Other	5,149	5,172
	7,595,061	7,628,611
Less: Accumulated amortization	(2,575,352)	(1,980,137)
Intangible assets, net	$5,019,709	$5,648,474